Income Taxes - Schedule of Changes in Liability for Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 116,697	$ 115,180	$ 37,411
Increases in current year tax positions	9,660	5,168	110
Acquired business	0	0	86,077
Settlements	0	(2,970)	0
Expiration of statute of limitations	(2,349)	(681)	(8,418)
Ending balance	$ 124,008	$ 116,697	$ 115,180